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11.0.6502;MAIL_MSG_ID1oFAAc7krgLHoShXb0zkRbM8cxIj8Gzrjtxt22NFAkNZaX3a8GgGGHrd1
uBSJpG2zZDlcdTgGoSsVK1n~~nOaNw7O9qM1q7KpY2HLDHqNTHiw6wzyDmijHjyNiji7Ts
2NSs6Xqdy0bB5B7hy6aE3fpvq8yVGoi~~bWiAtSukNHZN7PgXgYn+UZ3uW0i5UVKLkmqb
BS8qBitiylyzC7ZANKVNMvvyfhmzx3WQu+nyh+PA~~Iqhhkznr5feGfRwJcMAIL_MSG_ID2eU9lC
gyal+fotqahf9SMd0VLpLZHUn+ZDf7pf7ltGLy/BiJ6CAqL+LllJSf~~7760RZYVBGRoLKDeyy
VDIVnUPxwUNpdi+lQhgd2dbZnvK8s3RESPONSE_SENDER_NAMEsAAAb0xRtPDW5UvYdLbnHP522
dojkfPvQpmEZFEU6Sc+Uco=EMAIL_OWNER_ADDRESSABAAmJ+7jnJ2eOWMpgJfqipEEMDdaJL19
cvumNcRG/Te5nElnZrVKyDJtodZArC1+7jD
UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                      FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:

                  Trust for Credit Unions
                  71 South Wacker Drive, Suite 500
                  Chicago, Illinois 60606

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                     [ X ]

3. Investment Company Act File Number: 811-5407

         Securities Act File Number:  33-18781


4(a). Last day of fiscal year for which this Form is filed:

                           August 31, 2005

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant
                  to section 24(f):                            $6,562,510,038
                                                         ---------------------

         (ii)     Aggregate price of securities redeemed or repurchased during the
                  fiscal year:                                    $7,844,044,759
                                                          --------------------

         (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                                                   $ 629,232,917
                                                            -------------------


         (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:
          $8,473,277,676
                                                          --------------------

         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                           $   0
                                                            -------------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:
                                                                 $ 1,910,767,638
                                                          ---------------------

         (vii) Multiplier for determining registration fee (See
           Instruction C.9):                                   0.0001177
                                                               ---------------


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                                       =    $  0
                                                               ----------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                            +$ 0
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                            =$ 0
                                                             ----------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

         Method of Delivery:

                                [ ] Wire Transfer
                             [ ] Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)*
                                ----------------------------------------------
                                          Peter W. Fortner, Assistant Treasurer


Date: November 11, 2005

*Please print the name and title of the signing officer below the signature